Summary of significant accounting policies - Schedule of Finite-Lived Intangible Assets (Details)	Sep. 30, 2026
Technology assets
Intangible Asset, Indefinite-Lived [Line Items]
Estimated Useful Life	5 years
Minimum | Customer relationships
Intangible Asset, Indefinite-Lived [Line Items]
Estimated Useful Life	8 years
Minimum | Order backlog
Intangible Asset, Indefinite-Lived [Line Items]
Estimated Useful Life	3 years
Maximum | Customer relationships
Intangible Asset, Indefinite-Lived [Line Items]
Estimated Useful Life	23 years
Maximum | Order backlog
Intangible Asset, Indefinite-Lived [Line Items]
Estimated Useful Life	5 years